(16) BORROWINGS	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
BORROWINGS

The movements in borrowings are as follows:

	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and mark to market	Exchange rates	Interest paid	At December 31, 2018
Measured at cost
Local currency
Fixed Rate	900,257	166,404	(173,528)	53,283	-	(53,641)	892,776
Floating Rate
TJLP and TLP	3,449,468	1,315,898	(442,504)	288,171	-	(262,744)	4,348,289
Selic	140,099	-	(33,875)	11,251	-	(3,358)	114,117
CDI	1,541,278	23,359	(1,112,713)	72,957	-	(138,609)	386,272
IGP-M	57,291	-	(10,511)	9,788	-	(4,679)	51,889
UMBNDES	2,293	-	(500)	515	-	(156)	2,152
Others	74,740	32,418	(45,807)	6,477	-	(1,426)	66,403
Total at cost	6,165,427	1,538,079	(1,819,438)	442,442	-	(464,613)	5,861,896

Borrowing costs *	(31,816)	(35,984)	-	10,607	-	-	(57,193)

Measured at fair value
Foreign currency
Dollar	4,698,184	2,666,880	(3,289,857)	170,383	774,483	(164,965)	4,855,108
Euro	218,814	879,500	(215,824)	3,348	(1,873)	(4,466)	879,499
Mark to market	(58,552)	-	-	(44,799)	-	-	(103,351)
Total at fair value	4,858,446	3,546,380	(3,505,681)	128,932	772,610	(169,431)	5,631,255

Total	10,992,057	5,048,475	(5,325,119)	581,980	772,610	(634,044)	11,435,958
Current	3,589,607						2,446,113
Noncurrent	7,402,450						8,989,846

(*) In accordance with IFRS 9, this refers to the fundraising costs attributable to issuance of the respective debts.

The detail on borrowings are as follows:

Category	Annual interest		December 31, 2018	December 31, 2017	Maturity range	Collateral
Measured at cost - Local Currency
Fixed rate
FINEM	Fixed rate de 2.5% to 8%	(a)	418,336	546,504	2011 to 2024	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables (iii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iv) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Grid.
FINAME	Fixed rate de 2.5% to 10%	(a)	48,672	71,780	2012 to 2025	(i) Liens on equipment (ii) Guarantee of CPFL Renováveis(iii) CPFL Energia guarantee (iv) Liens on assets
FINEP	Fixed rate from 3.5% to 8%		6,576	10,482	2013 to 2021	Bank guarantee
Bank loans	Fixed rate of 9.5% to 10.14% and discount for timely payment of 15% and 25%		419,191	271,492	2009 to 2037	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iii) SIIF Énergies do Brasil and BVP S.A guarantee
			892,776	900,257
Floating rate
TJLP and TLP
FINEM	TJLP and TJLP + from 1.72% to 3.4%	(b)	3,128,625	3,406,017	2009 to 2033	(i) Bank guarantee (ii) CPFL Energia guarantee (iii) Pledge of receivables, equipment and assignment of credit and concession rights authorized by ANEEL and shares os SPE (iv) Liens on equipment and receivables (v) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Gri
FINEM	TLP + 4.74% to 4.80%	(b)	1,190,169	-	2027 to 2028	CPFL Energia guarantee and receivables
FINAME	TJLP + 2.2% to 4.2%	(b)	20,935	23,181	2017 to 2027	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables
FINEP	TJLP and TJLP -1%		3,491	13,997	2016 to 2024	Bank guarantee
Bank loans	TJLP + 2.99% to 3.1%		5,069	6,273	2005 to 2023	(i) Pledge of receivables, equipment and assignment of credit and concession rights (ii) CPFL Energia guarantee
			4,348,289	3,449,468
SELIC
FINEM	SELIC + 2.19% to 2.66%	(c)	108,752	134,260	2015 to 2022	(i)SGBP and CPFL Energia guarantee and receivables (ii) CPFL Energia guarantee
FINAME	SELIC + 2.70% to 3.90%		5,365	5,840	2016 to 2022	CPFL Energia guarantee and liens on equipment and receivables
			114,117	140,099
CDI
Bank loans	(i) From 100.00% to 109.50% of CDI (ii) CDI + 0.10% to 1.90%	(c)	208,384	885,715	2012 to 2024	(i) CPFL Energia and CPFL Renováveis guarantee (ii) CPFL Renováveis promissory note (iii) CPFL Energia guarantee
Bank loans	(i) 104% of CDI (ii) CDI + 1.39%		177,888	443,035	2017 to 2023	No guarantee
Promissory note	(i) 105% of CDI (ii) CDI + 0.5% to 3.40%		-	110,523	2018	CPFL Energia and CPFL Renováveis guarantee
Promissory note	CDI + 3.80%		-	102,006	2017 to 2018	No guarantee
			386,272	1,541,278

IGPM
Bank loans	IGPM + 8.63%		51,889	57,291	2011 to 2024	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE and rights authorized by ANEEL and receivables of operation contracts

UMBNDES
Bank loans	UMBNDES + from 1.99% to 5%		2,152	2,293	2006 to 2023	(i) Pledge of shares, credit rights and assignment of credit and concession rights and incomes assignment (ii) CPFL Guarantee
Other
Other			66,403	74,740	2007 to 2038	(i) Promissory notes, (ii) Bank guarantee, (iii) Credit RIghts ; (iv) Pledge of shares; (v) Liens on machinery, equipment and receivables and (vi) CPFL Renováveis guarantee

Total - Local currency			5,861,896	6,165,427

Borrowing costs (*)			(57,193)	(31,816)

Measured at fair value - Foreign Currency
Dollar
Bank loans (Law 4.131)	US$ + Libor 3 months + from 0.80% to 3%		-	2,879,241	2017 to 2022	CPFL Energia guarantee and promissory notes
Bank loans (Law 4.131)	US$ + Libor 3 months + from 0.8% to 1.55%	(c)	1,866,418	704,572	2017 to 2022	CPFL Energia guarantee and promissory notes
Bank loans (Law 4.131)	US$ +from 1.93% to 4.32%		2,988,689	1,114,370	2017 to 2021	CPFL Energia guarantee and promissory notes
			4,855,108	4,698,184
Euro
Bank loans (Law 4.131)	Euro + from 0.42% to 0.96%		879,499	218,814	2019 to 2021	CPFL Energia guarantee and promissory notes

Mark to market			(103,351)	(58,552)

Total in foreign currency			5,631,255	4,858,446

Total			11,435,958	10,992,057

(*) In accordance with IFRS 9, this refers to borrowing costs directly attributable to the issuance of the respective debts, measured at cost.
The subsidiaries hold swaps converting the operating cost of currency variation to interest tax variation in reais. For further information about the considered rates, see note 33.
Effective rate:
(a) 30% to 70% of CDI	(b) 60% to 110% of CDI	(c) 100% to 130% of CDI

As segregated in the tables above, in conformity with IFRS 9, the Group classified their debts as (i) financial liabilities (measured at amortized cost), and (ii) financial liabilities measured at fair value through profit or loss.

The objective of the classification as financial liabilities of borrowings measured at fair value is to compare the effects of the recognition of income and expenses derived from marking to market of derivatives, debt-related derivatives, in order to obtain more relevant and consistent accounting information. At December 31, 2018, the balance of the borrowings measured at fair value was R$ 5,631,255 (R$ 4,858,445 at December 31, 2017).

Changes in the fair values of these borrowings are recognized in the finance income / cost of the Group, except for the component of credit risk calculation, which is recorded in other comprehensive income. At December 31, 2018, the accumulated gains of R$ 103,351 (R$ 58,552 at December 31, 2017) on marking the borrowings to market, offset by the losses of R$ 65,678 (losses of R$ 51,145 at December 31, 2017) of marking to market the derivative financial instruments contracted as a hedge against foreign exchange variations (note 33), resulted in a total net gain of R$ 37,673 (R$ 7,407 at December 31, 2017).

The maturities of the principal of borrowings recorded in noncurrent liabilities are scheduled as follows:

2020	1,397,666
2021	1,669,749
2022	2,402,921
2023	844,340
2024	606,929
2025 to 2029	1,607,254
2030 to 2034	435,200
2035 to 2039	105,994
2040 to 2044	5,617
Subtotal	9,075,670
Mark to market	(85,824)
Total	8,989,846

The main ratios used for inflation adjustment of the borrowings and the indebtedness profile in local and foreign currency, already considering the effects of the derivative instruments, are shown below:

	Accumulated variation (%)		% of debt
Index	2018	2017	Dec 31, 2018	Dec 31, 2017
IGP-M	7.54	(0.52)	0.45	0.52
TJLP and TLP	6.72 and 7.42	7.00	38.02	31.38
CDI	6.40	6.89	52.62	59.49
Others			8.90	8.60
			100.00	100.00

Main borrowings in the year:

Bank / credit issue	Total approved	Released in 2018	Released net of fundraising costs	Interest	Utilization
Local Currency:
Investment:
Fixed rate
Bank loans	170,152	166,404	164,601	Monthly	Investment plan
Floating rate
CDI
Bank loans (a)	16,000	16,000	16,000	Bullet	Working capital
Bank loans (a)	7,360	7,360	7,360	Semiannual	Working capital
TJLP and TLP
FINEM	209,510	125,515	124,130	Monthly	Investment plan
FINEM	2,608,634	1,190,000	1,161,994	Monthly	Investment plan
FINAME (a)	79,331	384	384	Quarterly	Purchase of machinery and equipment
Other
Bank loans	39,054	32,418	30,903	Monthly	Investment plan
Foreign currency:
Dollar
Bank loans (Law 4.131)	2,666,880	2,666,880	2,666,880	Quarterly	Working capital
Euro
Bank loans (Law 4.131)	879,500	879,500	879,500	Quarterly	Working capital
	6,676,421	5,084,461	5,051,752

(a) the agreement has no restrictive covenants

Pre-payment

In 2018, R$ 2,202,406 were settled in advance relating to borrowings with original maturities until June 2024.

RESTRICTIVE COVENANTS

Borrowings raised by Group companies require the compliance with certain restrictive financial clauses, under penalty of restriction in the distribution of dividends and/or advance maturity of the related debts. Furthermore, failure to comply with the obligations or restrictions mentioned may result in default in relation to other contractual obligations (cross default), depending on each borrowing agreement.

The calculations are made on an annual or semiannual basis, as appropriate. As the maximum and minimum ratios vary among the contracts, we present below the most critical parameters of each ratio, considering all contracts in effect at December 31, 2018:

Ratios required for the individual financial statements of its subsidiaries CPFL Paulista, CPFL Piratininga, CPFL Santa Cruz and RGE, which own contracts:

·         Net indebtedness divided by EBITDA maximum between 3.50 and 3.75 and

·         Net indebtedness divided by the sum of Equity and Net indebtedness maximum of 0.9.

Ratios required for the individual of subsidiaries financial statements of CPFL Renováveis owners of the contract:

·         Debt Service Coverage Ratio minimum between 1.0 and 1.3.

·         Company capitalization ratio minimum between 25% and 39.5%.

·         General Indebtedness Ratio maximum of 80%.

Ratios required in the consolidated financial statements of CPFL Renováveis

·         Net indebtedness divided by EBITDA maximum of 3.75.

·         Net indebtedness divided by the sum of Equity and Net indebtedness maximum of 0.55.

Ratios required for the consolidated financial statements of CPFL Energia

·         Net indebtedness divided by EBITDA maximum of 3.75.

·         Net indebtedness divided by the sum of Equity and Net indebtedness maximum of 0.72.

·         EBITDA divided by the financial income (expenses) minimum of 2.25.

Ratio required in the consolidated financial statements of State Grid Brazil Power Participações S.A.

·         Equity divided by Total Assets (disregarding the effects of IFRIC 12) minimum of 0.3.

For purposes of determining covenants, the definition of EBITDA at the Company takes into consideration mainly the consolidation of subsidiaries, associates and joint ventures based on the Company’s direct or indirect interests in those companies (for both EBITDA and assets and liabilities).

In 2018, a subsidiary of CPFL Renováveis obtained from BNDES a waiver from the acceleration of maturity for  non-compliance with the DCSR in the financial statements of its subsidiary Bio Ester and with the financial ratios DCSR, Net Debt divided by EBITDA and Equity divided by the sum of Equity and Net Debt in the financial statements of its subsidiaries Bio Coopcana and Bio Alvorada. On the same occasion, CPFL Renovavéis also obtained a waiver from the requirement of compliance with the mentioned ratios as from 2019.

In 2018, the subsidiary CPFL Piratininga obtained from BNDES and onlending banks authorization for waiver from the obligation to comply with the financial ratio Net Debt to EBITDA contained in the financing agreements for the year ended December 31, 2018.

The Group’s management monitors these ratios on a systematic and constant basis, so that all conditions are met. The Group’s management believes that all covenants and financial and non-financial clauses whose indicators are properly complied except by the mentioned above about the non direct subsidiary CPFL Renováveis at December 31, 2018, for which the subsidiary obtained the necessary approvals for waiver from financial institutions.